Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000246767 | Warrior Met Coal8305994
Holdings [Line Items]
Percent of Total Investments	9.90%
C000246767 | Alpha Metallurgical Resources8305975
Holdings [Line Items]
Percent of Total Investments	8.60%
C000246767 | Yancoal Australia8306009
Holdings [Line Items]
Percent of Total Investments	8.60%
C000246767 | Arch Resources8305977
Holdings [Line Items]
Percent of Total Investments	8.40%
C000246767 | Whitehaven Coal8306008
Holdings [Line Items]
Percent of Total Investments	5.70%
C000246767 | CONSOL Energy8305979
Holdings [Line Items]
Percent of Total Investments	5.40%
C000246767 | Stanmore Resources8306005
Holdings [Line Items]
Percent of Total Investments	4.80%
C000246767 | Alliance Resource Partners LP8305973
Holdings [Line Items]
Percent of Total Investments	4.80%
C000246767 | New Hope8306003
Holdings [Line Items]
Percent of Total Investments	4.30%
C000246767 | Peabody Energy8305988
Holdings [Line Items]
Percent of Total Investments	4.30%
C000246767 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000246767 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000246767 | Mongolia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000246767 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000246767 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000246767 | Australia
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000246767 | United States
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000246768 | Cheniere Energy8306017
Holdings [Line Items]
Percent of Total Investments	11.40%
C000246768 | Gaztransport Et Technigaz8306047
Holdings [Line Items]
Percent of Total Investments	9.40%
C000246768 | Golar LNG8306029
Holdings [Line Items]
Percent of Total Investments	8.70%
C000246768 | Excelerate Energy8306023
Holdings [Line Items]
Percent of Total Investments	7.00%
C000246768 | New Fortress Energy8306030
Holdings [Line Items]
Percent of Total Investments	4.60%
C000246768 | NextDecade8306032
Holdings [Line Items]
Percent of Total Investments	4.00%
C000246768 | Tokyo Gas8306057
Holdings [Line Items]
Percent of Total Investments	3.90%
C000246768 | Chesapeake Energy8306025
Holdings [Line Items]
Percent of Total Investments	3.80%
C000246768 | Baker Hughes8306014
Holdings [Line Items]
Percent of Total Investments	3.60%
C000246768 | Chevron8306019
Holdings [Line Items]
Percent of Total Investments	3.20%
C000246768 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000246768 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000246768 | United States
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000246768 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000246768 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000246768 | Monaco
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246768 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246768 | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246768 | India
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246768 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000246768 | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000246768 | France
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000246769 | Samsung Heavy Industries8306064
Holdings [Line Items]
Percent of Total Investments	10.90%
C000246769 | Noble PLC8306041
Holdings [Line Items]
Percent of Total Investments	9.60%
C000246769 | Transocean8306056
Holdings [Line Items]
Percent of Total Investments	7.10%
C000246769 | Valaris8306059
Holdings [Line Items]
Percent of Total Investments	6.20%
C000246769 | Tidewater8306054
Holdings [Line Items]
Percent of Total Investments	5.00%
C000246769 | Seadrill8306050
Holdings [Line Items]
Percent of Total Investments	4.90%
C000246769 | Baker Hughes8306031
Holdings [Line Items]
Percent of Total Investments	4.00%
C000246769 | TechnipFMC PLC8306052
Holdings [Line Items]
Percent of Total Investments	3.80%
C000246769 | Saipem8306063
Holdings [Line Items]
Percent of Total Investments	3.60%
C000246769 | Halliburton8306037
Holdings [Line Items]
Percent of Total Investments	3.40%
C000246769 | United States
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000246769 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246769 | Norway
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000246769 | France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246769 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000246769 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000246769 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000246769 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000246769 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000246770 | Cameco8305940
Holdings [Line Items]
Percent of Total Investments	10.40%
C000246770 | Oklo8305970
Holdings [Line Items]
Percent of Total Investments	8.70%
C000246770 | Constellation Energy8305944
Holdings [Line Items]
Percent of Total Investments	8.00%
C000246770 | NuScale Power8305969
Holdings [Line Items]
Percent of Total Investments	7.10%
C000246770 | Centrus Energy8305942
Holdings [Line Items]
Percent of Total Investments	5.30%
C000246770 | Silex Systems8305974
Holdings [Line Items]
Percent of Total Investments	3.50%
C000246770 | Vistra8305972
Holdings [Line Items]
Percent of Total Investments	3.40%
C000246770 | GE Vernova8305955
Holdings [Line Items]
Percent of Total Investments	3.10%
C000246770 | Shanghai Electric Group8305989
Holdings [Line Items]
Percent of Total Investments	2.60%
C000246770 | Honeywell International8305960
Holdings [Line Items]
Percent of Total Investments	2.40%
C000246770 | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000246770 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246770 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000246770 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000246770 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000246770 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000246770 | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000246770 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000246770 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246770 | China
Holdings [Line Items]
Percent of Net Asset Value	2.60%